Accounts receivable	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Accounts receivable
6.	Accounts receivable

As at December 31	2017	2016
Trade accounts receivable	$8,496,281	$17,023,089
Other accounts receivable	91,974	177,689
	$8,588,255	$17,200,778

As at December 31, 2017, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 96% in aggregate (Customer A – 41%, Customer B – 32%, Customer C – 23%).

As at December 31, 2016, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 46% in aggregate (Customer A – 22%, Customer B – 12%, Customer C – 12%).